MERRILL LYNCH
GLOBAL UTILITY
FUND, INC.









FUND LOGO









Quarterly Report

February 28, 1997




Officers and Directors
Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Walter D. Rogers, Vice President and
  Portfolio Manager
Gerald M. Richard, Treasurer
Patrick D. Sweeney, Secretary

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863









This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Global Utility Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper





MERRILL LYNCH GLOBAL UTILITY FUND, INC.



Sector
Diversification
As a Percentage of
Equities as of
February 28, 1997

A pie chart depicting the following industries:

Utilities--Electric          35.7%

Telecommunications           42.2%

Utilities--Gas               16.8%

Utilities--Water              5.3%



Geographical
Diversification
As a Percentage of
Equities as of
February 28, 1997


A pie chart depicting the following countries:

United States                36.3%

Europe                       37.8%

Americas (Ex-US)             15.1%

Asia/Pacific Basin           10.8%





DEAR SHAREHOLDER



There was a relatively benign economic environment as 1996 drew to a close, a trend which continued into the first months of 1997.
Inflation remains low, the pace of economic activity is moderate, and trends in corporate earnings generally still appear to be favorable, although the rate of increase in profits will probably be slower in 1997 than in previous years.

On balance, US economic fundamentals appear to be the most positive they have been for many years. However, the dilemma facing investors is how long the economic expansion can continue at a steady, noninflationary pace. At this late stage of the current economic recovery, investor expectations can quickly change from positive to negative with the release of surprising economic results. This tendency was illustrated in the stock and bond market volatility sparked by Federal Reserve Board Chairman Alan Greenspan's Humphrey-Hawkins testimony before Congress in late February. Investors interpreted Chairman Greenspan's comments as indicative of a tightening in monetary policy, although stock and bond prices did stabilize subsequently. Continued steady, noninflationary economic growth would be very positive for the stock and bond markets in the new year, provided that it is not accompanied by successive preemptive moves by the Federal Reserve Board to raise interest rates to quell potential inflationary forces.

On the international front, the US dollar continued its strong advance relative to the yen and the Deutschemark, raising concerns about the outlook for US trade. In early February, the leading industrialized nations expressed apparent agreement that it was time to seek a lower dollar and less volatility in the foreign exchange markets. It remains to be seen whether these stated intentions will be acted upon, or if the US dollar continues to rise relative to other major currencies.

Portfolio Matters
For the three months ended February 28, 1997, Merrill Lynch Global Utility Fund, Inc.'s Class A, Class B, Class C and Class D Shares provided total returns of +3.86%, +3.66%, +3.65% and +3.79%, respectively. The Fund's returns exceeded the +2.84% total return of Lipper Analytical Services, Inc.'s Utility Funds average for the February quarter, as well as the +3.60% total return for the unmanaged Financial Times/Standard & Poor's (FT/S&P)--Actuaries World Utility Index. (Results shown do not reflect sales charges and would be lower if sales charges were included. For complete performance information, including average annual total returns, see pages 4--6 of this report to shareholders.)

There were three primary factors that affected the Fund's returns during the February quarter. First, Europe remained the second-largest region in the Fund's portfolio holdings. Italy, Spain, the United Kingdom and France were the four largest non-US markets in the Fund's portfolio as of February 28, 1997. The markets with the strongest performance in the region, according to the FT/S&P-- Actuaries World Utility Index, included the United Kingdom, Italy and Denmark. Italy, the United States and the United Kingdom, which accounted for approximately 49% of the Fund's net assets as of February 28, 1997, were three of the five best-performing utility markets for the quarter. Spain, which performed well during previous quarters, was weak in the February quarter. This weakness was attributed to the overhang of stock which resulted when the government reduced its stake in Telefonica de Espana S.A. with another public stock offering. Furthermore, concerns over rising interest rates and tariff changes negatively affected the Spanish electric utility sector. As the companies begin to address their handling of the tariff cut with cost-cutting that could offset part of the earnings impact, valuation levels may improve.

The second factor that impacted the Fund's performance was our underweighted position in the Pacific Basin region. Japan, which is currently at a zero weighting in the Fund, again had negative returns. The Japanese government continued to pressure the electric utility sector to cut costs and lower prices, but companies continued to ward off this pressure and raised prices further. Fundamental concerns, as well as overall market weakness, resulted in the Japanese utility sector performing poorly. Of the nine individual Pacific Basin markets tracked by the FT/S&P--Actuaries World Utility Index, all had total returns less than that of the United States.

The third factor impacting the Fund's returns for the February quarter was the strength in the US-based utility stocks. The strongest performance came from the telecommunications sector followed by the electric sector. The natural gas sector, which was a strong performer in 1996, showed signs of weakness in the February quarter. While there was no further news during the quarter to warrant such strong performance from the domestic telecommunications sector, the group's current yield remained relatively attractive compared to the current yield of the overall stock market. This factor, coupled with double-digit reported earnings gains for calendar year 1996 for several of the larger companies, resulted in investors bidding up the stock prices in the sector. On a relative basis, the Fund went to an underweighted position in the domestic telecommunications sector last year. Our position reflected our concern about the implementation of the 1996 Telecommunications Act and increasing competition, two factors that are still overhanging the group. Moreover, while the earnings trend was quite positive for several of the larger telephone companies, there were signs of slowing in the core business and rising expenditures during the fourth quarter of 1996. Valuation levels are at neither historical lows or highs for the telephone sector. The stock price performance of the group also continues to be influenced by the change in the yield on the 30-year US Treasury bond. As a result of these factors, the domestic telecommunications sector may remain volatile during the upcoming quarters.

The domestic electric sector, in which the Fund has a relative overweighted position, had modestly negative price performance but positive results on a total return basis. Regulators around the country continued to review plans for opening up markets for competition and the handling of electric plants that may no longer be cost effective in a competitive environment. The Nuclear Regulatory Commission (NRC) showed signs of becoming tougher on companies in the enforcement of policy during the quarter. While it is too early to gauge the long-term implications of recent NRC actions, or if they are only company-specific, investors may be facing a more proactive regulatory body with the potential to influence stock price performance in the sector. The Fund was not invested in Unicom Corp., which came under attack from the NRC during the February quarter, nor do we hold Northeast Utilities Co. which also has come under NRC scrutiny.

The domestic natural gas sector, where the Fund has an above-average weighting, was the weakest domestic utility sector in the February quarter. The weakness was attributed to profit-taking by investors following strong performance in previous quarters, warmer weather and pricing concerns. Stock price performance from this sector may remain somewhat flat until investors again focus on industry consolidation and valuation levels. Furthermore, as we move into summer, the focus will once again be on storage levels and demand expectations for the upcoming winter.

Investment Activities
During the three months ended February 28, 1997, we eliminated two holdings, reduced our positions in nine companies, and added one new position. The reductions were primarily made in our domestic electric utility holdings and one gas company. The two eliminations were Western Resources Co. and NCR Corp. which we received as a spin-off from AT&T Corp. The new position initiated during the quarter was KN Energy, Inc., a natural gas services provider primarily in the Rocky Mountain, mid-continent and Texas areas. The estimated annual earnings per share growth rate for the company is 15%, current valuation levels are attractive, and the company increases its dividend on a regular basis.

In Conclusion
We thank you for your investment in Merrill Lynch Global Utility
Fund, Inc., and we look forward to discussing our investment strategy and outlook with you in upcoming shareholder reports.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Walter D. Rogers)
Walter D. Rogers
Vice President and Portfolio Manager




April 1, 1997





PERFORMANCE DATA



About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic sales conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Recent
Performance
Results*
                                                                                     12 Month     3 Month
                                                  2/28/97   11/30/96    2/29/96      % Change     % Change
Class A Shares                                    $15.08     $15.09     $13.97       +11.32%(1)   +3.05%(1)
Class B Shares                                     15.04      15.05      13.92       +11.42(1)    +3.06(1)
Class C Shares                                     15.02      15.03      13.91       +11.36(1)    +3.06(1)
Class D Shares                                     15.09      15.10      13.98       +11.31(1)    +3.05(1)
Class A Shares--Total Return                                                         +15.46(2)    +3.86(3)
Class B Shares--Total Return                                                         +14.59(4)    +3.66(5)
Class C Shares--Total Return                                                         +14.53(6)    +3.65(7)
Class D Shares--Total Return                                                         +15.14(8)    +3.79(9)

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.446 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.525 per share ordinary income dividends and $0.446 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.115 per share ordinary income dividends and $0.446 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.402 per share ordinary income dividends and $0.446 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.086 per share ordinary income dividends and $0.446 per share capital gains distributions.
(6)Percent change includes reinvestment of $0.403 per share ordinary income dividends and $0.446 per share capital gains distributions.
(7)Percent change includes reinvestment of $0.084 per share ordinary income dividends and $0.446 per share capital gains distributions.
(8)Percent change includes reinvestment of $0.488 per share ordinary income dividends and $0.446 per share capital gains distributions.
(9)Percent change includes reinvestment of $0.106 per share ordinary income dividends and $0.446 per share capital gains distributions.




Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/96                       +14.22%        + 9.65%
Five Years Ended 12/31/96                 +11.46         +10.56
Inception (12/28/90)
through 12/31/96                          +12.00         +11.25

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/96                       +13.34%        + 9.34%
Five Years Ended 12/31/96                 +10.61         +10.61
Inception (12/28/90)
through 12/31/96                          +11.14         +11.14

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.

                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/96                       +13.21%        +12.21%
Inception (10/21/94)
through 12/31/96                          +14.35         +14.35

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/96                       +13.66%        + 9.11%
Inception (10/21/94)
through 12/31/96                          +14.99         +12.88

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Performance
Summary--
Class A Shares
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed          Dividends Paid*    % Change**
12/28/90--12/31/90        $10.00      $10.01                --                    --             + 0.10%
1991                       10.01       10.93                --                  $0.508           +14.74
1992                       10.93       11.40              $0.012                 0.469           + 8.97
1993                       11.40       13.67               0.027                 0.424           +24.13
1994                       13.67       11.83                --                   0.480           -10.00
1995                       11.83       13.86               0.245                 0.483           +23.74
1996                       13.86       14.80               0.446                 0.525           +14.22
1/1/97--2/28/97            14.80       15.08                --                    --             + 1.89
                                                          ------                ------
                                                    Total $0.730          Total $2.889

                                                          Cumulative total return as of 2/28/97:+101.36%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.

PERFORMANCE DATA (concluded)


Performance
Summary--
Class B Shares
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed          Dividends Paid*    % Change**
12/28/90--12/31/90        $10.00      $10.01                --                    --             + 0.10%
1991                       10.01       10.92                --                  $0.435           +13.84
1992                       10.92       11.38              $0.012                 0.391           + 8.12
1993                       11.38       13.63               0.027                 0.337           +23.17
1994                       13.63       11.81                --                   0.379           -10.62
1995                       11.81       13.83               0.245                 0.380           +22.73
1996                       13.83       14.78               0.446                 0.402           +13.34
1/1/97--2/28/97            14.78       15.04                --                    --             + 1.76
                                                          ------                ------
                                                    Total $0.730          Total $2.324

                                                           Cumulative total return as of 2/28/97:+91.99%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class C Shares
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed          Dividends Paid*    % Change**
10/21/94--12/31/94        $12.34      $11.81                --                  $0.117           - 3.35%
1995                       11.81       13.82              $0.245                 0.383           +22.67
1996                       13.82       14.75               0.446                 0.403           +13.21
1/1/97--2/28/97            14.75       15.02                --                    --             + 1.83
                                                          ------                ------
                                                    Total $0.691          Total $0.903

                                                           Cumulative total return as of 2/28/97:+36.68%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance
Summary--
Class D Shares
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed          Dividends Paid*    % Change**
10/21/94--12/31/94        $12.37      $11.84                --                  $0.124           - 3.29%
1995                       11.84       13.90              $0.245                 0.445           +23.62
1996                       13.90       14.81               0.446                 0.488           +13.66
1/1/97--2/28/97            14.81       15.09                --                    --             + 1.89
                                                          ------                ------
                                                    Total $0.691          Total $1.057

                                                           Cumulative total return as of 2/28/97:+38.45%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.



SCHEDULE OF INVESTMENTS                                                                                      (in US dollars)
                                     Shares                                                                          Percent of
COUNTRY      Industries               Held        Common Stocks & Warrants                  Cost           Value     Net Assets
Argentina    Telecommunications      100,000  Telecom Argentina STET S.A. (ADR)(b)     $  3,770,294     $  4,812,500    1.3%
                                     200,000  Telefonica de Argentina S.A. (ADR)(b)       4,140,594        6,325,000    1.7
                                                                                       ------------     ------------  ------
                                                                                          7,910,888       11,137,500    3.0

             Utilities--Electric       6,600  Central Costanera S.A. (ADR)(b)               158,400          217,800    0.1

                                              Total Common Stocks in Argentina            8,069,288       11,355,300    3.1

Australia    Utilities--Gas        2,000,000  Australian Gas & Light Co., Ltd.            5,280,752       11,436,766    3.1

                                              Total Common Stocks in Australia            5,280,752       11,436,766    3.1


Austria      Utilities--Gas           41,820  Energie-Versorgung Niederoesterreich
                                              AG (EVN)                                    3,050,015        6,156,315    1.6

                                              Total Common Stocks in Austria              3,050,015        6,156,315    1.6


Brazil       Telecommunications       45,000  Telecomunicacoes Brasileiras
                                              S.A.--Telebras (ADR)(b)                     2,176,897        4,365,000    1.2

                                              Total Common Stocks in Brazil               2,176,897        4,365,000    1.2


Canada       Telecommunications      140,000  BC Telecom, Inc.                            2,593,297        3,063,525    0.8

             Utilities--Electric     369,100  Nova Scotia Power Co.                       3,476,309        3,822,281    1.0

             Utilities--Gas          200,000  Transcanada Pipeline Co. Ltd. (ADR) (b)     3,147,485        3,675,000    1.0

                                              Total Common Stocks in Canada               9,217,091       10,560,806    2.8


Chile        Telecommunications      216,750  Compania de Telecomunicaciones de
                                              Chile S.A. (ADR)(b)                         3,711,460        6,339,938    1.7

             Utilities--Electric      65,000  Chilgener S.A. (ADR)(b)                     1,495,000        1,641,250    0.5
                                     156,000  Distribuidora Chilectra Metropolitana
                                              S.A. (ADR)(b)                               4,249,463       10,140,000    2.7
                                                                                       ------------     ------------  ------
                                                                                          5,744,463       11,781,250    3.2

                                              Total Common Stocks in Chile                9,455,923       18,121,188    4.9


Denmark      Telecommunications      160,000  Tele Danmark A/S (ADR)(b)                   3,764,160        4,240,000    1.1

                                              Total Common Stocks in Denmark              3,764,160        4,240,000    1.1


France       Utilities--Water         89,715  Generale des Eaux S.A.                      9,668,083       12,484,688    3.4
                                      40,000  Lyonnaise des Eaux S.A.                     3,989,365        4,085,286    1.1

                                              Total Common Stocks in France              13,657,448       16,569,974    4.5

Germany      Telecommunications       24,300  Deutsche Telekom AG                           462,162          467,584    0.1

             Utilities--Electric     140,000  Veba AG                                     4,568,890        8,007,105    2.2

                                              Total Common Stocks in Germany              5,031,052        8,474,689    2.3


SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
                                     Shares                                                                          Percent of
COUNTRY      Industries               Held        Common Stocks & Warrants                  Cost           Value     Net Assets
Hong Kong    Utilities--Gas        1,200,000  The Hong Kong and China Gas Co. Ltd.     $  1,627,410     $  2,278,128    0.6%
                                     100,000  The Hong Kong and China Gas Co. Ltd.
                                              (Warrants)(a)                                       0           49,721    0.0

                                              Total Common Stocks & Warrants in
                                              Hong Kong                                   1,627,410        2,327,849    0.6


Indonesia    Telecommunications        5,500  PT Indonesian Satellite Corp.
                                              (Indosat) (ADR)(b)                            176,275          158,125    0.0
                                      29,600  PT Telekomunikasi Indonesia
                                              (Persero) (ADR)(b)                            532,800        1,017,500    0.3

                                              Total Common Stocks in Indonesia              709,075        1,175,625    0.3


Italy        Telecommunications    2,891,700  Seat S.p.A.++                                 804,760          669,070    0.2
                                   2,891,700  Societa Finanziara Telefonica
                                              S.p.A. (STET)                               5,447,174       10,113,053    2.7
                                   3,900,000  Telecom Italia Mobile S.p.A.                2,605,057       10,212,203    2.8
                                   3,700,000  Telecom Italia S.p.A                        3,497,148        8,692,282    2.3
                                                                                       ------------     ------------  ------
                                                                                         12,354,139       29,686,608    8.0

             Utilities--Gas        1,786,300  Italgas Torino S.p.A.                       5,169,953        6,368,733    1.7

                                              Total Common Stocks in Italy               17,524,092       36,055,341    9.7


Korea        Utilities--Electric     114,200  Korea Electric Power Corp.
                                              (KEPCO) (ADR)(b)                            2,298,275        2,055,600    0.6

                                              Total Common Stocks in Korea                2,298,275        2,055,600    0.6


Malaysia     Telecommunications      860,000  Telekom Malaysia BHD                        6,389,867        6,963,142    1.9

                                              Total Common Stocks in Malaysia             6,389,867        6,963,142    1.9


Mexico       Telecommunications      105,000  Telefonos de Mexico, S.A. de
                                              C.V. (ADR)(b)                               5,594,445        4,081,875    1.1

                                              Total Common Stocks in Mexico               5,594,445        4,081,875    1.1


New          Telecommunications       89,000  Telecom Corporation of New Zealand
Zealand                                       Ltd. (ADR)(b)                               3,564,658        6,430,250    1.7

                                              Total Common Stocks in New Zealand          3,564,658        6,430,250    1.7


Peru         Telecommunications      195,000  Telefonica del Peru S.A. (ADR)(b)           3,997,500        4,290,000    1.2

                                              Total Common Stocks in Peru                 3,997,500        4,290,000    1.2


Philippines  Telecommunications       94,000  Philippine Long Distance Telephone
                                              Co. (ADR)(b)                                4,077,062        5,452,000    1.5

             Utilities--Electric      74,100  Manila Electric Co. (MERALCO) 'B'             497,246          588,856    0.1

                                              Total Common Stocks in the Philippines      4,574,308        6,040,856    1.6


Portugal     Telecommunications      205,740  Portugal Telecom, S.A. (ADR)(b)             4,576,844        7,175,182    1.9

                                              Total Common Stocks in Portugal             4,576,844        7,175,182    1.9


Spain        Telecommunications      537,300  Telefonica de Espana S.A.                   6,164,064       12,373,273    3.3

             Utilities--Electric     129,800  Empresa Nacional de Electricidad,
                                              S.A. (ADR)(b)                               4,566,202        7,966,475    2.1
                                      92,000  HidroElectrica Del Cantabrico, S.A.         3,107,921        3,139,428    0.9
                                     808,500  Iberdrola I S.A.                            4,998,321        8,829,745    2.4
                                                                                       ------------     ------------  ------
                                                                                         12,672,444       19,935,648    5.4

                                              Total Common Stocks in Spain               18,836,508       32,308,921    8.7


Switzerland  Utilities-- Electric      4,300  Elektrowatt AG                              1,687,158        1,547,790    0.4

                                              Total Common Stocks in Switzerland          1,687,158        1,547,790    0.4

Thailand     Telecommunications       15,000  TelecomAsia Corporation Public Co.,
                                              Ltd. PLC (ADR)(b)                             328,050          255,000    0.1

             Utilities--Electric     332,000  Electricity Generating Company of
                                              Thailand (EGCOMP)                             296,433          839,938    0.2

                                              Total Common Stocks in Thailand               624,483        1,094,938    0.3


United       Telecommunications      671,000  British Telecommunications PLC              4,688,465        4,646,683    1.2
Kingdom                              180,000  Vodafone Group PLC (ADR)(b)                 5,355,931        8,550,000    2.3
                                                                                       ------------     ------------  ------
                                                                                         10,044,396       13,196,683    3.5

             Utilities-- Electric    208,000  National Power PLC                          1,723,671        1,672,289    0.5
                                     445,000  PowerGen PLC                                3,253,482        4,504,757    1.2
                                                                                       ------------     ------------  ------
                                                                                          4,977,153        6,177,046    1.7

                                              Total Common Stocks in the
                                              United Kingdom                             15,021,549       19,373,729    5.2


United       Telecommunications       31,000  AT&T Corp.                                  1,196,806        1,236,125    0.3
States                                70,000  Ameritech Corp.                             2,996,450        4,462,500    1.2
                                      91,800  BellSouth Corp.                             2,702,773        4,303,125    1.2
                                     108,000  Frontier Corp.                              2,193,480        2,389,500    0.6
                                      85,000  GTE Corp.                                   3,145,450        3,973,750    1.1
                                      10,046  Lucent Technologies, Inc.                     493,515          541,228    0.1
                                      62,000  NYNEX Corp.                                 2,819,654        3,193,000    0.9
                                      69,900  SBC Communications, Inc.                    2,939,711        4,019,250    1.1
                                      68,000  U S West Communications Group               1,895,186        2,448,000    0.7
                                                                                       ------------     ------------  ------
                                                                                         20,383,025       26,566,478    7.2

             Utilities--Electric     156,000  Allegheny Power System, Inc.                4,213,210        4,777,500    1.3
                                      87,200  Boston Edison Co.                           2,722,264        2,332,600    0.6
                                     166,962  CINergy Corp.                               4,045,124        5,760,189    1.6
                                      84,200  Consolidated Edison Co. of New York         2,991,744        2,599,675    0.7
                                     118,900  DTE Energy Co.                              4,092,463        3,596,725    1.0
                                      95,250  Dominion Resources, Inc.                    3,965,452        3,833,812    1.0
                                      85,000  Duke Power Co.                              3,180,276        3,761,250    1.0
                                     283,000  Edison International                        6,379,546        6,084,500    1.6
                                     188,300  GPU, Inc.                                   5,864,594        6,590,500    1.8
                                     231,200  Houston Industries, Inc.                    5,659,198        5,375,400    1.4
                                     184,800  NIPSCO Industries, Inc.                     5,394,297        7,368,900    2.0
                                     159,000  New York State Electric & Gas Corp.         5,705,686        3,696,750    1.0
                                     140,500  PECO Energy Co.                             4,344,731        3,161,250    0.9
                                     183,000  PacifiCorp                                  3,657,980        3,774,375    1.0
                                     124,000  Public Service Co. of Colorado              3,798,642        4,836,000    1.3
                                      91,200  Southern Co.                                2,022,770        1,983,600    0.5
                                                                                       ------------     ------------  ------
                                                                                         68,037,977       69,533,026   18.7

SCHEDULE OF INVESTMENTS (concluded)                                                                          (in US dollars)
                                     Shares                                                                          Percent of
COUNTRY      Industries               Held        Common Stocks & Warrants                  Cost           Value     Net Assets
United       Utilities--Gas           95,100  AGL Resources Inc.                       $  1,781,042     $  1,854,450    0.5%
States                               130,000  The Brooklyn Union Gas Co.                  3,371,550        3,705,000    1.0
(concluded)                          185,500  The Coastal Corp.                           4,952,363        8,440,250    2.3
                                       4,500  KN Energy, Inc.                               175,770          177,750    0.0
                                     236,000  Questar Corp.                               6,554,436        8,555,000    2.3
                                     127,300  Sonat, Inc.                                 3,309,934        5,855,800    1.6
                                                                                       ------------     ------------  ------
                                                                                         20,145,095       28,588,250    7.7

             Utilities--Water         86,000  American Water Works Co., Inc.              1,617,875        2,010,250    0.5

                                              Total Common Stocks in the
                                              United States                             110,183,972      126,698,004   34.1


                                              Total Investments in Common
                                              Stocks & Warrants                         256,912,770      348,899,140   93.9


                                       Face
                                      Amount      Fixed-Income Securities

Australia    Telecommu-       US$  7,960,000  Telstra Corp., Ltd., 6.50% due
             nications                        7/31/2003                                   8,115,578        7,812,820    2.1

                                              Total Fixed-Income Securities
                                              in Australia                                8,115,578        7,812,820    2.1


Korea        Telecommu-            2,500,000  Korea Telecom, 7.40% due 12/01/1999         2,499,500        2,540,925    0.7
             nications

                                              Total Fixed-Income Securities in
                                              Korea                                       2,499,500        2,540,925    0.7


United       Telecommu-            4,000,000  Rochester Telephone Corp., 9.25% due
States       nications                        6/01/2000                                   4,111,200        4,285,200    1.1

             Utilities--           4,000,000  Consumer Power Co., 8.875% due
             Electric                         11/15/1999                                  4,190,000        4,152,680    1.1

                                              Total Fixed-Income Securities in the
                                              United States                               8,301,200        8,437,880    2.2

                                              Total Investments in Fixed-Income
                                              Securities                                 18,916,278       18,791,625    5.0


                                                  Short-Term Securities

             US Government         3,990,000  Federal Home Loan Mortgage Corp., 5.30%
             Agency Obligations*              due 3/03/1997                               3,988,825        3,988,825    1.1

                                              Total Investments in Short-Term
                                              Securities                                  3,988,825        3,988,825    1.1


             Total Investments                                                         $279,817,873      371,679,590  100.0
                                                                                       ============

             Liabilities in Excess of Other Assets                                                            (8,435)  (0.0)
                                                                                                        ------------  ------

             Net Assets                                                                                 $371,671,155  100.0%
                                                                                                        ============  ======


             Net Asset        Class A--Based on net assets of $39,309,152 and
             Value:                    2,606,079 shares outstanding                                     $      15.08
                                                                                                        ============
                              Class B--Based on net assets of $323,562,893 and
                                       21,508,846 shares outstanding                                    $      15.04
                                                                                                        ============
                              Class C--Based on net assets of $3,671,444 and
                                       244,461 shares outstanding                                       $      15.02
                                                                                                        ============
                              Class D--Based on net assets of $5,127,666 and
                                       339,700 shares outstanding                                       $      15.09
                                                                                                        ============


            *Certain US Government Agency Obligations are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
          (a)Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
          (b)American Depositary Receipts (ADR).
           ++Acquired through a spin-off of Societa Finanziara Telefonica
             S.p.A. (STET) in the February quarter.

PORTFOLIO INFORMATION



Worldwide
Investments as of
2/28/97


Ten Largest Holdings                                Percent of
(Equity Investments)                                Net Assets

Generale des Eaux S.A.                                 3.4%
Telefonica de Espana S.A.                              3.3
Australian Gas & Light Co., Ltd.                       3.1
Telecom Italia Mobile S.p.A.                           2.8
Distribuidora Chilectra Metropolitana S.A. (ADR)       2.7
Societa Finanziara Telefonica S.p.A. (STET)            2.7
Iberdrola I S.A.                                       2.4
Telecom Italia S.p.A                                   2.3
Questar Corp.                                          2.3
Vodafone Group PLC (ADR)                               2.3



Addition (Equity Investments)
KN Energy, Inc.


Deletions (Equity Investments)
NCR Corp.++
Western Resources Co.


[FN]
++Acquired through a spin-off of AT&T Corp. in the February quarter.